AAM Transformers ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 5.4%
Alphabet, Inc. - Class A	2,616	$884,208
Bilibili, Inc. - ADR (a)(b)	13,779	469,037
Meta Platforms, Inc. - Class A	1,248	894,192
Netflix, Inc. (a)	8,384	699,980
Nintendo Co. Ltd. - ADR (b)	23,878	367,721
Pinterest, Inc. - Class A (a)	13,373	295,945
Reddit, Inc. - Class A (a)	2,349	423,454
ROBLOX Corp. - Class A (a)	5,712	375,621
Roku, Inc. (a)	3,578	340,626
Snap, Inc. - Class A (a)	45,214	313,333
Spotify Technology SA (a)	843	421,795
Take-Two Interactive Software, Inc. (a)	2,219	488,846
Tencent Holdings Ltd. - ADR	6,083	464,680
		6,439,438

Consumer Discretionary - 7.4%
Amazon.com, Inc. (a)	3,663	876,556
Chagee Holdings Ltd. - ADR (b)	24,380	285,734
Coupang, Inc. (a)	20,283	408,905
DoorDash, Inc. - Class A (a)	2,444	500,091
Global Business Travel Group I (a)	45,127	309,120
Global-e Online Ltd. (a)	8,743	319,557
Hesai Group - ADR (a)(b)	17,684	422,117
Li Auto, Inc. - ADR (a)(b)	19,965	332,018
Meituan - ADR (a)(b)	18,704	461,802
MercadoLibre, Inc. (a)	230	493,992
MINISO Group Holding Ltd. - ADR (b)	18,437	340,347
Mobileye Global, Inc. - Class A (a)	30,381	272,821
NIO, Inc. - ADR (a)(b)	70,531	331,496
Ollie's Bargain Outlet Holdings, Inc. (a)	2,946	324,973
PDD Holdings, Inc. - ADR (a)	4,045	408,747
Rivian Automotive, Inc. - Class A (a)(b)	30,740	453,415
Sea Ltd. - ADR (a)	3,550	413,539
Tesla, Inc. (a)	1,847	794,967
Trip.com Group Ltd. - ADR	6,628	406,760
WeRide, Inc. - ADR (a)	37,357	299,230
XPeng, Inc. - ADR (a)(b)	17,774	319,577
		8,775,764

Financials - 4.0%
Adyen NV - ADR (a)	30,341	448,136
Affirm Holdings, Inc. (a)(b)	8,086	487,586
Chime Financial, Inc. - Class A (a)	14,816	376,623
Corpay, Inc. (a)	1,770	556,895
Dlocal, Ltd.	26,749	360,041
Marqeta, Inc. - Class A (a)	76,747	316,965
Paymentus Holdings, Inc. - Class A (a)	10,164	271,684
Remitly Global, Inc. (a)	26,631	352,062
Shift4 Payments, Inc. - Class A (a)(b)	5,194	306,654
Toast, Inc. - Class A (a)	15,415	479,560
Visa, Inc. - Class A	2,537	816,483
		4,772,689

Industrials - 25.7% (c)
ABB Ltd. - ADR	6,521	562,175
Acuity, Inc.	962	297,489
AeroVironment, Inc. (a)	1,284	357,453
Airbus SE - ADR	8,321	474,713
AMETEK, Inc.	2,752	616,393
Atlas Copco AB - ADR	26,540	548,051
Axon Enterprise, Inc. (a)	997	482,129
Bloom Energy Corp. - Class A (a)	4,614	698,421
Boeing Co. (a)	4,164	973,210
BWX Technologies, Inc.	2,012	413,325
Chart Industries, Inc. (a)	1,744	361,601
Donaldson Co., Inc.	3,871	394,610
Eaton Corp. PLC	1,410	495,502
Embraer SA - ADR	5,746	422,101
Eos Energy Enterprises, Inc. (a)(b)	23,842	349,047
Esab Corp.	3,237	392,001
FANUC Corp. - ADR	24,802	497,528
Flowserve Corp.	4,959	387,546
Fluence Energy, Inc. (a)(b)	14,927	459,304
GE Vernova, Inc.	1,329	965,346
Generac Holdings, Inc. (a)	2,205	370,528
General Electric Co.	2,966	909,939
Grab Holdings Ltd. - Class A (a)	68,493	294,520
Graco, Inc.	4,285	374,209
HEICO Corp.	1,763	583,394
Hexcel Corp. (b)	4,678	387,385
Howmet Aerospace, Inc.	2,881	599,478
Hubbell, Inc. (b)	1,249	609,437
Intuitive Machines, Inc. (a)	31,915	606,066
ITT, Inc.	1,975	360,043
Karman Holdings, Inc. (a)(b)	5,484	569,239
Kratos Defense & Security Solutions, Inc. (a)	4,675	481,572
Leonardo SpA - ADR	17,338	576,142
Lincoln Electric Holdings, Inc.	1,457	386,615
Mercury Systems, Inc. (a)	5,077	476,629
Mitsubishi Heavy Industries Ltd. - ADR	17,893	524,802
Mueller Water Products, Inc. - Class A	14,561	394,166
Nextpower, Inc. - Class A (a)	3,950	462,506
nVent Electric PLC	3,300	370,458
Parker-Hannifin Corp.	624	583,964
Plug Power, Inc. (a)(b)	163,161	345,086
Prysmian SpA - ADR	7,215	428,210
RBC Bearings, Inc. (a)	806	402,734
Rheinmetall AG - ADR	1,340	564,569
Rocket Lab Corp. (a)	11,245	900,387
Rockwell Automation, Inc.	1,361	573,866
Rolls-Royce Holdings PLC - ADR (b)	32,677	549,627
Safran SA - ADR	5,580	496,174
Schneider Electric SE - ADR	8,693	495,849
Siemens Energy AG - ADR (a)	3,478	590,391
SMC Corp. - ADR (b)	19,677	382,127
Standex International Corp.	1,476	354,240
Sunrun, Inc. (a)	20,345	386,555
Symbotic, Inc. (a)(b)	9,211	500,802
Techtronic Industries Co. Ltd. - ADR (b)	5,775	394,028
Thales SA - ADR (b)	9,090	555,726
TransDigm Group, Inc.	408	582,436
Uber Technologies, Inc. (a)	9,205	736,860
Watts Water Technologies, Inc. - Class A	1,314	393,293
Woodward, Inc.	1,179	374,733
Xylem, Inc.	3,957	545,552
		30,622,282

Information Technology - 50.0% (c)
ACM Research, Inc. - Class A (a)	10,206	593,173
Advanced Energy Industries, Inc.	1,631	416,492
Advanced Micro Devices, Inc. (a)	3,857	913,068
Advantest Corp. - ADR	3,640	602,165
Alkami Technology, Inc. (a)	16,604	351,839
Allegro MicroSystems, Inc. (a)(b)	12,235	451,594
Ambarella, Inc. (a)	4,828	309,185
Amphenol Corp. - Class A	6,031	868,946
Analog Devices, Inc.	1,955	607,770
Appfolio, Inc. - Class A (a)	1,521	288,807
Apple, Inc.	3,015	782,332
Applied Digital Corp. (a)(b)	11,452	387,994
AppLovin Corp. - Class A (a)	1,221	577,667
Arista Networks, Inc. (a)	6,534	926,129
ARM Holdings PLC - ADR (a)(b)	3,366	354,642
ASE Technology Holding Co. Ltd. - ADR (b)	31,266	593,429
ASML Holding NV	432	614,736
Astera Labs, Inc. (a)	3,410	513,614
Atlassian Corp. - Class A (a)	2,986	352,885
Autodesk, Inc. (a)	1,797	454,407
AvePoint, Inc. (a)	26,690	310,405
Broadcom, Inc.	2,147	711,301
Cadence Design Systems, Inc. (a)	1,630	483,067
Calix, Inc. (a)	6,597	294,688
Camtek, Ltd. (a)(b)	3,036	444,865
Ciena Corp. (a)	2,726	686,434
Circle Internet Group, Inc. (a)(b)	6,423	410,622
Clearwater Analytics Holdings, Inc. - Class A (a)	16,475	396,883
Cloudflare, Inc. - Class A (a)	2,736	485,230
Coherent Corp. (a)	3,025	641,844
Confluent, Inc. - Class A (a)	15,455	471,996
CoreWeave, Inc. - Class A (a)(b)	6,225	580,108
Corning, Inc.	6,397	660,490
Credo Technology Group Holding Ltd. (a)	3,123	391,249
Crowdstrike Holdings, Inc. - Class A (a)	1,074	474,069
CyberArk Software Ltd. (a)	744	320,538
Daqo New Energy Corp. - ADR (a)	11,418	282,253
Datadog, Inc. - Class A (a)	3,631	469,561
Dell Technologies, Inc. - Class C	3,959	453,068
DigitalOcean Holdings, Inc. (a)	7,397	408,684
Diodes, Inc. (a)	6,822	403,794
Dynatrace, Inc. (a)	8,048	306,548
Extreme Networks, Inc. (a)	20,334	296,470
Fabrinet (a)	744	364,143
Fair Isaac Corp. (a)	306	447,730
First Solar, Inc. (a)	2,135	481,485
Fortinet, Inc. (a)	6,325	513,970
Fujitsu Ltd. - ADR	18,247	506,354
Gitlab, Inc. - Class A (a)	9,577	335,003
Guidewire Software, Inc. (a)	1,701	239,433
Hewlett Packard Enterprise Co.	23,570	507,226
HubSpot, Inc. (a)	943	264,040
Impinj, Inc. (a)(b)	2,259	311,968
Infineon Technologies AG - ADR (b)	10,881	533,278
International Business Machines Corp.	2,729	836,984
Intuit, Inc.	1,245	621,155
JFrog Ltd. (a)	5,522	302,606
Kingsoft Cloud Holdings Ltd. - ADR (a)(b)	29,973	395,943
KLA Corp.	690	985,279
Klaviyo, Inc. - Class A (a)	12,128	269,363
Lam Research Corp.	5,303	1,238,038
Lattice Semiconductor Corp. (a)	4,537	365,319
Lenovo Group Ltd. - ADR	13,803	312,086
Life360, Inc. (a)	4,585	262,675
Lumentum Holdings, Inc. (a)	1,659	650,063
MACOM Technology Solutions Holdings, Inc. (a)	1,943	425,634
Marvell Technology, Inc.	5,559	438,716
Microchip Technology, Inc.	8,356	634,388
Micron Technology, Inc.	3,550	1,472,824
Microsoft Corp.	1,740	748,705
Mirion Technologies, Inc. (a)	14,293	355,038
Monday.com Ltd. (a)	2,264	259,794
MongoDB, Inc. (a)	1,343	498,696
Monolithic Power Systems, Inc.	572	643,014
Nebius Group NV (a)	3,624	308,729
Nova Ltd. (a)(b)	1,095	501,335
NVIDIA Corp.	4,614	881,874
NXP Semiconductors NV	2,088	472,180
Obic Co. Ltd. - ADR (b)	22,079	307,560
Onto Innovation, Inc. (a)	2,282	461,078
Oracle Corp.	3,853	634,127
Palantir Technologies, Inc. - Class A (a)	4,625	677,979
Palo Alto Networks, Inc. (a)	2,768	489,853
Power Integrations, Inc.	9,796	450,028
PTC, Inc. (a)	3,169	494,776
Pure Storage, Inc. - Class A (a)(b)	7,811	543,177
Rambus, Inc. (a)	3,520	400,682
Rubrik, Inc. - Class A (a)	4,147	232,025
SailPoint, Inc. (a)	17,670	277,242
Samsara, Inc. - Class A (a)(b)	12,159	341,060
Sandisk Corp. (a)	2,408	1,387,610
SAP SE - ADR	1,924	386,801
Seagate Technology Holdings PLC	1,972	803,965
Semtech Corp. (a)	4,492	358,237
SentinelOne, Inc. - Class A (a)	24,631	344,341
ServiceNow, Inc. (a)	4,906	574,051
ServiceTitan, Inc. - Class A (a)	3,388	265,416
Shopify, Inc. - Class A (a)	2,952	387,391
Silicon Laboratories, Inc. (a)	2,528	360,114
Silicon Motion Technology Corp. - ADR	3,856	458,594
SiTime Corp. (a)	1,015	368,557
Snowflake, Inc. - Class A (a)	2,405	463,443
SoundHound AI, Inc. - Class A (a)(b)	28,029	237,125
Super Micro Computer, Inc. (a)(b)	15,845	461,248
Synaptics, Inc. (a)	4,600	379,546
Synopsys, Inc. (a)	1,177	547,440
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,615	533,854
Teradyne, Inc.	2,739	660,236
Texas Instruments, Inc. (b)	4,603	992,177
Tokyo Electron Ltd. - ADR	4,456	592,559
Universal Display Corp.	2,948	338,489
Viavi Solutions, Inc. (a)	19,510	477,215
Vnet Group, Inc. - ADR (a)(b)	39,763	418,704
Western Digital Corp.	3,259	815,500
Workday, Inc. - Class A (a)	2,501	439,251
Workiva, Inc. (a)(b)	3,884	299,146
Xiaomi Corp. - ADR (a)(b)	17,422	393,737
Zeta Global Holdings Corp. - Class A (a)	18,776	348,858
Zscaler, Inc. (a)	2,265	453,023
		59,586,324

Utilities - 7.5%
American Electric Power Co., Inc.	4,677	560,188
Axia Energia - ADR (b)	30,806	317,918
Constellation Energy Corp.	1,529	429,160
Emera, Inc.	7,488	371,105
Entergy Corp.	5,836	559,614
Fortis, Inc.	6,958	371,070
Iberdrola SA - ADR	5,679	512,927
IDACORP, Inc.	2,821	374,601
NextEra Energy, Inc.	10,111	888,757
Ormat Technologies, Inc.	3,176	396,809
Pampa Energia SA - ADR (a)	3,921	339,715
Pinnacle West Capital Corp.	4,057	379,573
PPL Corp.	16,238	588,628
Southern Co.	6,374	569,262
SSE PLC - ADR	16,416	549,279
Talen Energy Corp. (a)	1,009	351,495
TXNM Energy, Inc.	6,141	361,828
Vistra Corp.	3,290	520,972
Xcel Energy, Inc.	7,124	541,851
		8,984,752
TOTAL COMMON STOCKS (Cost $107,422,044)		119,181,249

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	16,434,808	16,434,808
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,434,808)		16,434,808

MONEY MARKET FUNDS - 0.0% (e)	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.61% (d)	47,922	47,922
TOTAL MONEY MARKET FUNDS (Cost $47,922)		47,922

TOTAL INVESTMENTS - 113.8% (Cost $123,904,774)		135,663,979
Liabilities in Excess of Other Assets - (13.8)%		(16,445,909)
TOTAL NET ASSETS - 100.0%		$119,218,070

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $15,398,751.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

AAM Transformers ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$119,181,249	$–	$–	$119,181,249
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	16,434,808
Money Market Funds	47,922	–	–	47,922
Total Investments	$119,229,171	$–	$–	$135,663,979

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,434,808 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.